Document and Entity Information	12 Months Ended
	Jan. 31, 2012	May 10, 2012
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jan 31, 2012
Trading Symbol	agxm
Entity Registrant Name	ARGENTEX MINING CORP
Entity Central Index Key	0001167887
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		71,677,317
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Statement of Financial Position (USD $)	Jan. 31, 2012	Jan. 31, 2011
Current
Cash and cash equivalents	$ 9,249,307	$ 5,959,362
Receivables	67,093	33,102
Prepaid expenses and deposits	66,974	41,823
Total current assets	9,383,374	6,034,287
Equipment	447,936	113,881
Mineral property interest	815,000	815,000
Total assets	10,646,310	6,963,168
Current liabilities
Accounts payable and accrued liabilities	622,077	470,914
Due to related parties	28,425	247,306
Total liabilities	650,502	718,220
Stockholders' equity
Common stock, no par value, unlimited authorized, 71,437,317 and 56,587,922 issued and outstanding at January 31, 2012 and 2011, respectively	35,223,027	56,588
Shares subscribed	0	104,380
Additional paid-in capital	5,994,447	28,327,108
Deficit accumulated during the exploration stage	(31,241,510)	(22,243,128)
Accumulated other comprehensive income	19,844	0
Total stockholders' equity	9,995,808	6,244,948
Total liabilities and stockholders' equity	10,646,310	6,963,168
Commitments	0	0
Other Preferred Stock, Unlimited Shares Authorized [Member]
Stockholders' equity
Preferred stock, Series A convertible, no par value, authorized 2,000, nil shares issued and outstanding at January 31, 2012 and 2011	0	0
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock, Series A convertible, no par value, authorized 2,000, nil shares issued and outstanding at January 31, 2012 and 2011	$ 0	$ 0

Statement of Financial Position (Parenthetical) (USD $)	Jan. 31, 2012	Jan. 31, 2011
Common Stock, No Par Value
Common Stock, Unlimited Shares Authorized
Common Stock, Shares, Issued	71,437,317	56,587,922
Common Stock, Shares, Outstanding	71,437,317	56,587,922
Other Preferred Stock, Unlimited Shares Authorized [Member]
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Series A Preferred Stock [Member]
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized	2,000	2,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding

Statement of Operations (USD $)	12 Months Ended			121 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2012
Expenses
Consulting	$ 1,416,547	$ 1,163,538	$ 843,531	$ 6,401,618
Depreciation	29,627	16,854	9,660	68,007
Director fees	26,205	0	0	26,205
Foreign exchange (gain) loss	(29,677)	(158,810)	14,791	122,580
Investor relations	414,883	164,874	208,629	2,422,996
Mineral property interests	6,027,205	2,993,700	885,639	16,525,808
Office and sundry	226,140	162,572	96,452	904,833
Professional	450,626	575,899	437,983	2,503,259
Rent	49,642	25,934	27,410	189,207
Salaries and benefits	166,404	0	0	166,404
Tax on assets	69,635	0	0	69,635
Transfer agent and filing	22,154	111,628	77,501	344,317
Travel	181,910	111,704	42,728	608,257
Write-down of mineral claims	0	0	0	408,496
Loss before interest income (expense)	(9,051,301)	(5,167,893)	(2,644,324)	(30,761,622)
Interest income	77,329	3,695	0	81,024
Interest (expense)	(24,410)	0	(13,972)	(560,912)
Net loss for the period	$ (8,998,382)	$ (5,164,198)	$ (2,658,296)	$ (31,241,510)
Net loss per share - basic and diluted	$ (0.14)	$ (0.11)	$ (0.07)
Weighted average number of shares outstanding - basic and diluted	64,974,694	47,632,874	36,735,688

Statement of Cash Flows (USD $)	12 Months Ended			121 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2012
Cash flows from operating activities
Net loss for the period	$ (8,998,382)	$ (5,164,198)	$ (2,658,296)	$ (31,241,510)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	29,627	16,854	9,660	68,007
Stock-based compensation	647,382	556,875	566,923	3,691,102
Debt discount	0	0	5,214	5,881
Shares issued to acquire mineral properties	0	0	0	3,500
Shares issued in payment of bonus	0	0	0	52,160
Non-cash interest	0	0	0	333,333
Write-down of mineral claims	0	0	0	408,496
Changes in operating assets and liabilities
Receivables	(33,991)	(33,102)	0	(67,093)
Prepaid expenses and deposits	(28,036)	68,033	(90,170)	(69,859)
Accounts payable and accrued liabilities	151,163	65,292	289,974	761,965
Due to related parties	(218,881)	210,988	36,318	28,425
Net cash used in operating activities	(8,451,118)	(4,279,258)	(1,840,377)	(26,025,593)
Cash flows used in investing activities
Acquisition of mineral property interests	0	0	0	(408,496)
Acquisition of surface rights to mineral property	0	(815,000)	0	(815,000)
Purchase of short-term investments	(4,109,097)	0	0	(4,109,097)
Redemption of short-term investments	4,109,097	0	0	4,109,097
Acquisition of equipment	(363,682)	(78,201)	(25,349)	(515,943)
Net cash used in investing activities	(363,682)	(893,201)	(25,349)	(1,739,439)
Cash flows from financing activities
Issuance of convertible debentures	0	0	0	1,650,000
Issuance of promissory notes	0	0	0	790,410
Repayment of promissory notes	0	0	(150,000)	(790,410)
Proceeds from issuance of capital stock	12,082,016	7,787,442	5,147,165	35,237,230
Proceeds from shares subscribed	0	104,380	0	104,380
Net cash provided by financing activities	12,082,016	7,891,822	4,997,165	36,991,610
Effects of foreign currency exchange on cash	22,729	30,213	(30,213)	22,729
Increase in cash during the period	3,289,945	2,749,576	3,101,226	9,249,307
Cash and cash equivalents, beginning of period	5,959,362	3,209,786	108,560	0
Cash and cash equivalents, end of period	9,249,307	5,959,362	3,209,786	9,249,307
Supplemental disclosures
Taxes	3,180	0	302	4,257
Interest	(71,577)	(2,646)	13,052	14,506
Non-cash financing transactions:
Conversion of convertible debenture into common stock	0	0	150,000	150,000
Stock based compensation on issuance of brokers warrants	0	0	145,488	145,488
Notes and accrued interest converted to common stock	$ 0	$ 0	$ 0	$ 1,390,008

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares Subscribed [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Preferred Stock Series A Convertible [Member]	Total
Beginning Balance at Dec. 21, 2001
Common stock issued for cash	$ 9,620	$ 87,780					$ 97,400
Common stock issued for cash (Shares)	9,620,000
Net loss				(11,327)			(11,327)
Ending Balance at Jan. 31, 2002	9,620	87,780		(11,327)			86,073
Ending Balance (Shares) at Jan. 31, 2002	9,620,000
Net loss				(58,694)			(58,694)
Ending Balance at Jan. 31, 2003	9,620	87,780		(70,021)			27,379
Ending Balance (Shares) at Jan. 31, 2003	9,620,000
Net loss				(31,390)			(31,390)
Ending Balance at Jan. 31, 2004	9,620	87,780		(101,411)			(4,011)
Beginning Balance (Shares) at Jan. 31, 2004	9,620,000
Common stock issued for services or consulting fees	200	2,460					2,660
Common stock issued for services or consulting fees (Shares)	200,000
Stock-based compensation (Shares)	13,373,332
Stock returned to treasury	(4,600)	4,600
Stock returned to treasury (Shares)	(4,600,000)
Preferred stock issued for cash		1,997,498				2	1,997,500
Preferred stock issued for cash (Shares)						2,000
Stock issued to acquire wholly-owned subsidiary	833	32,500					33,333
Stock issued to acquire wholly-owned subsidiary (Shares)	833,333
Stock issued to acquire a mineral property	834	32,500					33,334
Stock issued to acquire a mineral property (Shares)	833,333
Stock dividend	13,373	(13,373)
Net loss				(2,293,257)			(2,293,257)
Ending Balance at Jan. 31, 2005	20,260	2,143,965		(2,394,668)		2	(230,441)
Ending Balance (Shares) at Jan. 31, 2005	20,259,998					2,000
Common stock issued for cash	667	199,333					200,000
Common stock issued for cash (Shares)	666,667
Stock-based compensation		164,521					164,521
Stock returned to treasury	(4,750)	(58,417)					(63,167)
Stock returned to treasury (Shares)	(4,749,998)
Conversion of preferred stock	2,222	(2,220)				(2)
Conversion of preferred stock (Shares)	2,222,223					(2,000)
Non-cash interest		333,333					333,333
Net loss				(1,478,308)			(1,478,308)
Ending Balance at Jan. 31, 2006	18,399	2,780,515		(3,872,976)			(1,074,062)
Ending Balance (Shares) at Jan. 31, 2006	18,398,890
Conversion of convertible debenture or promissory note	833	249,167					250,000
Conversion of convertible debenture or promissory note (Shares)	833,333
Common stock issued for cash	1,535	1,532,965					1,534,500
Common stock issued for cash (Shares)	1,534,500
Cost of issuing stock		(78,750)					(78,750)
Exercise of stock options	200	49,800					50,000
Exercise of stock options (Shares)	200,000
Common stock issued for services or consulting fees	30	49,470					49,500
Common stock issued for services or consulting fees (Shares)	30,000
Stock-based compensation		477,592					477,592
Net loss				(2,331,509)			(2,331,509)
Ending Balance at Jan. 31, 2007	20,997	5,060,759		(6,204,485)			(1,122,729)
Ending Balance (Shares) at Jan. 31, 2007	20,996,723
Conversion of convertible debenture or promissory note	3,720	1,386,348					1,390,068
Conversion of convertible debenture or promissory note (Shares)	3,720,776
Common stock issued for cash	1,931	2,224,933					2,226,864
Common stock issued for cash (Shares)	1,930,720
Cost of issuing stock		(12,708)					(12,708)
Exercise of warrants	667	266,000					266,667
Exercise of warrants (Shares)	666,667
Exercise of stock options	666	214,001					214,667
Exercise of stock options (Shares)	666,667
Common stock issued for services or consulting fees	150	202,350					202,500
Common stock issued for services or consulting fees (Shares)	150,000
Stock-based compensation		928,176					928,176
Common stock issued for finders fee	180						180
Common stock issued for finders fee (Shares)	180,000
Net loss				(3,688,314)			(3,688,314)
Ending Balance at Jan. 31, 2008	28,311	10,269,859		(9,892,799)			405,371
Ending Balance (Shares) at Jan. 31, 2008	28,311,553
Common stock issued for cash	4,280	4,050,720					4,055,000
Common stock issued for cash (Shares)	4,279,000
Cost of issuing stock		(330,893)					(330,893)
Debt discount		49,985					49,985
Stock-based compensation		147,133					147,133
Net loss				(4,527,835)			(4,527,835)
Ending Balance at Jan. 31, 2009	32,591	14,186,804		(14,420,634)			(201,239)
Ending Balance (Shares) at Jan. 31, 2009	32,590,553
Conversion of convertible debenture or promissory note	1,500	148,500					150,000
Conversion of convertible debenture or promissory note (Shares)	1,500,000
Equity component of convertible debenture converted		(44,102)					(44,102)
Common stock issued for cash	9,056	5,180,691					5,189,747
Common stock issued for cash (Shares)	9,056,201
Cost of issuing stock		(240,584)					(240,584)
Exercise of warrants	500	119,500					120,000
Exercise of warrants (Shares)	500,000
Exercise of stock options	275	77,725					78,000
Exercise of stock options (Shares)	275,000
Stock-based compensation		566,923					566,923
Non-cash interest							0
Net loss				(2,658,296)			(2,658,296)
Unrealized foreign currency exchange gain					(30,213)		(30,213)
Ending Balance at Jan. 31, 2010	43,922	19,995,457		(17,078,930)	(30,213)		2,930,236
Ending Balance (Shares) at Jan. 31, 2010	43,921,754
Common stock issued for cash	10,805	7,109,264					7,120,069
Common stock issued for cash (Shares)	10,804,706
Exercise of warrants	1,403	502,036					503,439
Exercise of warrants (Shares)	1,403,128
Exercise of stock options	458	163,476					163,934
Exercise of stock options (Shares)	458,334
Shares subscribed			104,380				104,380
Stock-based compensation		556,875					556,875
Non-cash interest							0
Net loss				(5,164,198)			(5,164,198)
Unrealized foreign currency exchange gain					30,213		30,213
Ending Balance at Jan. 31, 2011	56,588	28,327,108	104,380	(22,243,128)			6,244,948
Ending Balance (Shares) at Jan. 31, 2011	56,587,922
Common stock issued for cash	10,120,058						10,120,058
Common stock issued for cash (Shares)	8,700,000
Cost of issuing stock	(1,109,591)	124,343					(985,248)
Exercise of warrants	773,728	1,680,370	(104,380)				2,349,718
Exercise of warrants (Shares)	4,906,895
Exercise of stock options	251,080	301,620					552,700
Exercise of stock options (Shares)	1,242,500
Stock-based compensation		647,382					647,382
Non-cash interest							0
Warrants issued for cash		54,377					54,377
Cost of issuing warrants for cash		(9,589)					(9,589)
Reallocation upon redomicile	25,131,164	(25,131,164)
Net loss				(8,998,382)			(8,998,382)
Unrealized foreign currency exchange gain					19,844		19,844
Ending Balance at Jan. 31, 2012	$ 35,223,027	$ 5,994,447		$ (31,241,510)	$ 19,844		$ 9,995,808
Ending Balance (Shares) at Jan. 31, 2012	71,437,317

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Jan. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS [Text Block]

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Nature of Operations

Argentex Mining Corporation (“Argentex” or the “Company”) was originally incorporated in the State of Nevada on December 21, 2001 under the name Delbrook Corporation. On March 15, 2004, the Company changed its name to Argentex Mining Corporation. The Company effected this name change by merging with its wholly owned subsidiary, Argentex Mining Corporation, a Nevada corporation that was formed specifically for this purpose. On November 5, 2007, the Company moved its jurisdiction of domicile from the State of Nevada (Argentex Nevada) to the State of Delaware. This re-domicile was effected by merging with the Company’s wholly owned subsidiary Argentex Mining Corporation, a Delaware corporation that was formed specifically for this purpose. The Company’s Delaware subsidiary was the surviving entity in the merger. On June 3, 2011, the Company moved its jurisdiction of domicile back to the State of Nevada. This re-domicile was effected by merging with the Company’s wholly owned subsidiary Argentex Mining Corporation, a Nevada corporation that was formed specifically for this purpose. The Company’s Nevada subsidiary was the surviving entity in the merger. On June 8, 2011, the Company moved its jurisdiction of domicile from the State of Nevada to the Province of British Columbia, Canada. This re-domicile was effected by a process known as a ‘conversion’ in the State of Nevada and a ‘continuation’ in the Province of British Columbia.

Prior to the re-domicile there was a par value of $0.01 per share on the Company's common stock. In the Company's new jurisdiction, there is no par value on the Company's common stock and management has reclassified $25,131,164 on the issuance of common stock that was originally credited to additional paid in capital to common stock.

The Company has one wholly-owned subsidiary, SCRN Properties Ltd. (“SCRN”). SCRN Properties was originally formed as a Delaware corporation on February 13, 2004; and on June 3, 2011, it moved its jurisdiction of domicile from the State of Delaware to the Province of British Columbia, Canada. SCRN was formed for the purpose of acquiring and exploring natural resource properties in Argentina.

Exploration Stage

The Company is primarily involved in acquiring and exploring mineral properties in Argentina. The Company is in the exploration stage of its mineral property development and to date has not yet established any proven mineral reserves on its existing properties. The Company has not produced any significant revenues from its principal business or commenced significant operations and it is considered an exploration stage company as defined by Securities and Exchange Commission (“SEC”) Guide 7 with reference to Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) topic 915.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Standards Codification

On October 31, 2009, the Company adopted the changes issued by the FASB to the authoritative hierarchy of accounting principles generally accepted in the United States of America (“GAAP”). These changes establish the FASB Accounting Standards Codification TM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates (“ASUs”). ASUs will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on our consolidated financial statements.

Basis of Presentation and Principles of Consolidation

These consolidated financial statements are presented in United States dollars and have been prepared in accordance with GAAP. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of consolidated financial statements involves the use of estimates which have been made using careful judgment.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the GAAP framework.

These consolidated financial statements include the financial statements of Argentex and SCRN. All significant intercompany balances and transactions have been eliminated from the consolidated financial results.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and expenses during the periods reported. Significant areas requiring management's estimates and assumptions are determining the fair value of transactions involving common stock, valuation and impairment losses on mineral property interests, and the valuation of stock-based compensation. By their nature, these estimates are subject to measurement uncertainty and the effect on the financial statements of changes in such estimates in future periods could be significant. Other areas requiring estimates include depreciation of equipment. Actual results could differ from those estimates.

Foreign Currency

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company is the Canadian dollar (“CDN$”). The functional currency of SCRN is the U.S. dollar. The accounts of the Company are translated into our reporting currency, the U.S. dollar as follows:

a)	all of the assets and liabilities are translated at the rate of exchange in effect on the date of the balance sheets;
b)	revenue and expenses are translated at the exchange rate approximating those in effect on the date of the transactions; and
c)	exchange gains and losses arising from translation are included in accumulated other comprehensive income/loss, which is a separate component of equity.

Monetary assets and liabilities denominated in foreign currencies are translated using period end foreign currency exchange rates and expenses are translated using average foreign currency exchange rates during the reporting periods in which the expenses were transacted. Non-monetary assets and liabilities are translated at their historical foreign currency exchange rates. Gains and losses resulting from foreign exchange transactions are included in the determination of net income/loss in the period.

Fair Value Measurements

FASB ASC topic 820 establishes a three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

  Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

  Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

Cash, Cash Equivalents and Short-term Investments

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents and investments with initial maturities of more than three months are short-term investments. The following tables summarize the Company’s financial assets’ adjusted cost, unrealized gains and fair value by significant investment category recorded as cash and cash equivalents as of January 31, 2012 and January 31, 2011:

January 31, 2012

		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$9,246,422	$2,885	$9,249,307	$9,249,307

January 31, 2011

		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$965,307	$ -	$965,307	$965,307
Level 2:	Bankers’ Acceptance	4,993,006	1,049	4,994,055	4,994,055
	Total	$5,958,313	$1,049	$5,959,362	$5,959,362

The Company’s cash equivalent instruments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The significant transfers between level 1 and level 2 are disclosed in the cash flow statement.

Equipment and Buildings

Equipment is recorded at cost and depreciated using the declining balance method over their estimated useful lives at 20% for furniture, fixtures and exploration equipment and 30% for computer equipment. Buildings are recorded at cost and depreciated using the straight line method over their estimated useful lives of 10 years.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. An impairment loss is recognized when the carrying amount exceeds its estimated recoverable value.

Mineral Claim Property Interests

The Company is primarily engaged in the acquisition and exploration of mining properties. Mineral property acquisition costs and mineral exploration rights are initially capitalized when incurred. Mineral property exploration costs are expensed as incurred. The Company assesses the carrying costs for impairment when indicators of impairment exist. If proven and probable reserves are established for a property and it has been determined that a mineral property can be economically developed, development costs will be amortized using the units-of-production method over the established life of the reserve.

As of the date of these financial statements, the Company has yet to establish proven or probable reserves on any of its mineral properties.

Realization of the Company’s investment in and expenditures on mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of permits and the potential for problems arising from government conveyance accuracy, prior unregistered agreements or transfers, indigenous land claims, confirmation of physical boundaries, and title may be affected by undetected defects. The Company does not carry title insurance. The Company has evaluated title to all of its mineral properties and believes, to the best of its knowledge, that evidence of title is adequate and acceptable given the current stage of exploration.

Asset Retirement Obligations

The Company records the fair value of estimated asset retirement obligations (“AROs”) associated with tangible long-lived assets once there is a legal obligation to settle under existing or enacted law, statute, written or oral contract or by legal construction. These obligations, which are initially estimated based on discounted cash flow estimates, are accreted to full value over time through charges to operations. In addition, asset retirement costs (“ARCs”) would be capitalized as part of the related asset’s carrying value and are depreciated (primarily on a unit-of-production basis) over the asset’s respective useful life. Reclamation costs for future disturbances will be recognized as an ARO and a related ARC in the period when an ARO arises.

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment. A valuation allowance is applied when in management’s view it is more likely than not ( 50%) that such deferred tax will not be utilized.

The Company’s operations involve dealing with uncertainties and judgments in applying complex tax regulations in Canada and Argentina. The final taxes paid are dependent upon many factors including negotiations with tax authorities in various jurisdictions. The Company records potential withholding tax, value added tax and mineral property tax liabilities based on management’s estimate of whether and the extent to which taxes may be refunded or deemed payable.

In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax position would then be recorded if the Company determined it is probable that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable. As of January 31, 2012, the management of the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities. However, as a result of the Company’s change in its corporate jurisdiction from the State of Delaware (Argentex Delaware) to the Province of British Columbia, Canada (Argentex BC) on June 8, 2012 as described in note 1 to these financial statements, management of the Company believes that it may encounter certain uncertain tax positions as follows:

United States Federal Income Tax Consequences

The change in the Company’s corporate jurisdiction from the State of Delaware to the Province of British Columbia, Canada is, for U.S. federal income tax purposes, treated as the transfer of the assets of Argentex Delaware to Argentex BC. The Company has recognized a gain on the assets held by it at the time of the change in its corporate jurisdiction to the extent that the fair market value of any of its assets exceeds its respective basis. The calculation of the gain is made separately for each asset held by the Company. The determination of fair market value is estimated by the Company’s management and is subject to review by U.S. tax authorities. In addition, the Company may still be treated as a U.S. corporation and taxed on its worldwide income and/or classified as a passive foreign investment company.

Canadian Federal Income Tax Consequences

As a result of the merger, Argentex Delaware as the non-surviving corporation is considered to have disposed of its assets to Argentex Nevada for proceeds equal to their fair market value. Argentex Delaware is subject to Canadian federal income tax liabilities with respect to any gains realized as a result of the deemed disposition of all of its assets that constitute “taxable Canadian property” for the purposes of the Canadian federal income tax. As a result of the continuation, Argentex BC is deemed to have disposed of, and immediately thereafter reacquired, all of its assets at their then fair market value. Gains arising on the deemed disposition of taxable Canadian property of Argentex BC, if any, are subject to tax in Canada. However, if the adjusted cost base of the assets of Argentex BC is equal to the fair market value of the assets, due to the assets having been acquired by Argentex Nevada in the course of the merger shortly prior to the continuation in a disposition deemed to have taken place at fair market value, then no gain should be realized by Argentex BC.

As at January 31, 2012, the Company had net operating loss carry forwards; however, due to the uncertainty of realization, the Company has provided a full valuation allowance for the potential deferred tax assets resulting from these losses carry forwards.

Basic and Diluted Net Loss per Common Share

Basic net loss per share includes no potential dilution and is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share reflects the potential dilution of securities that could share in the loss of the Company. The common shares potentially issuable on the exercise of stock options and warrants were not included in the calculation of weighted average number of shares outstanding because the effect is anti-dilutive. Accordingly, diluted net loss per share is equal to basic net loss per share.

Other Comprehensive Income/Loss

Other comprehensive income/loss reflects changes in equity that result from transactions and economic events from non-owner sources.

Stock Based Compensation

The Company follows ASC 718, Compensation - Stock Compensation , which addresses the accounting for stock based payment transactions, requiring such transactions to be accounted for using the fair value method. Awards of shares for property or services are recorded at the more readily measurable of the fair value of the stock and the fair value of the preparation service. The Company uses the Black-Scholes option-pricing model to determine the grant date fair-value of stock based awards under ASC 718. The fair value is recorded in expenses depending on the terms and conditions of the award, and the nature of the relationship of the recipient of the award to the Company. The Company records the grant date fair value in expenses in line with the period over which it was earned. For employees and management this is typically considered to be the vesting period of the award. For consultants the fair value of the award is recorded in expenses over the term of the service period, and unvested amounts are revalued at each reporting period over the service period. The Company estimates the expected forfeitures and updates the valuation accordingly.

Change in Accounting Policy - Functional Currency

The Company had previously considered itself to be functionally U.S. dollar denominated and reported in U.S. dollars. During the period, management has determined that during the fourth quarter of its fiscal year ended January 31, 2010, the parent company’s (Argentex’s) functional currency became the Canadian dollar whereas its subsidiary (SCRN Properties Ltd.) remained functionally denominated in U.S. dollars.

This change in accounting policy is being applied prospectively. Management has determined that retroactive restatement of the Company’s financial statements issued since January 31, 2010 is not required as the amount of $28,325 that would have been recorded as increase in other comprehensive income is not material.

Recently issued Accounting Pronouncements

Comprehensive Income

In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. The update is effective for the Company’s fiscal year beginning February 1, 2012. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows of the Company.

Fair value

In May 2011, ASC guidance was issued related to the convergence of U.S. GAAP and International Financial Reporting Standards requirements for measuring amounts at fair value as well as disclosures about these measurements. The update is effective for the Company’s fiscal year beginning February 1, 2012. The Company does not expect the updated guidance to have an impact on the consolidated financial statements of the Company.

Fair Value Accounting

In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in ‘Level 3 – Significant Unobservable Inputs’ of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning February 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial statements of the Company.

EQUIPMENT	12 Months Ended
Jan. 31, 2012
EQUIPMENT [Text Block]

NOTE 3 – EQUIPMENT

	January 31, 2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Buildings	$294,961	$-	$294,961
Equipment	155,376	39,960	115,416
Furniture and fixtures	19,185	6,676	12,509
Computer equipment	45,829	20,779	25,050
	$515,351	$67,415	$447,936

No amortization has been recorded on the buildings as construction had not been completed as at January 31, 2012.

	January 31, 2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Equipment	$107,560	$21,465	$86,095
Furniture and fixtures	10,829	4,365	6,464
Computer equipment	33,280	11,958	21,322
	$151,669	$37,788	$113,881

MINERAL PROPERTY INTERESTS	12 Months Ended
Jan. 31, 2012
MINERAL PROPERTY INTERESTS [Text Block]

NOTE 4 – MINERAL PROPERTY INTERESTS

a)	Pinguino Project

Pursuant to the terms of a mineral property option agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director, the Company purchased a 100% interest in a mineral property located in the Santa Cruz Province of the Republic of Argentina, known as the Pinguino Property. The agreement also provides for an area of interest such that, in the event that the optionor records any property claims within five (5) kilometers of the boundaries of the property, such claims will become subject to the mineral property option agreement.

a)	Pinguino Project (continued)

To acquire the property the Company made the following payments: approximately $43,710 (CDN$50,000) on or before July 1, 2004 (paid); approximately $65,565 (CDN$75,000) on or before July 1, 2005 (paid); approximately $87,420 (CDN$100,000) on or before July 1, 2006 (paid); approximately $87,420 (CDN$100,000) on or before July 1, 2007 (paid); and approximately $109,275 (CDN$125,000) on or before July 1, 2008 (paid). The Company wrote off the acquisition costs in a prior year. The agreement is subject to a 2% net smelter royalty. The Company has the right at any time up to 60 days after commencement of commercial production to repurchase either one-half of the royalty for approximately $1,000,000 (CDN$1,000,000) or all of the royalty for approximately $2,000,000 (CDN$2,000,000).

On December 10, 2010, the Company entered into an agreement with a land owner whereby the Company purchased surface rights to the major portion of the property, known as El Piche, for $815,000. The Company completed this acquisition on December 17, 2010.

b)	Condor Project

Pursuant to the terms of a mineral property acquisition agreement, dated February 20, 2004, between the Company and an affiliate of an ex-director, the Company paid approximately $7,528 (CDN$10,000) to acquire a 100% interest in certain mineral claims located in the Santa Cruz Province of the Republic of Argentina, known as the Condor Property, subject to a 2% net smelter return royalty in favor of an ex-director. The Company wrote off the acquisition costs in a prior year. The Company has the right to repurchase either one-half of the royalty for approximately $1,000,000 (CDN$1,000,000) or all of the royalty for $2,000,000 (CDN$2,000,000).

c)	Contreras and Rio Negro Projects

Pursuant to the terms of a Mineral Property Acquisition Agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director of the Company, the Company acquired mineral claims located in the Santa Cruz Province of the Republic of Argentina, then known as the Dyakowski Property for total consideration of 833,333 common shares of the Company (subsequently increased, as a result of a stock dividend, to 2,499,999). The shares have been issued and were subject to an Escrow Agreement dated March 2, 2004.

On June 30, 2005, the Company entered into an amending agreement whereby the Company amended the Escrow Agreement. This amending agreement was restated August 8, 2005 whereby the Company agreed to release the 4,999,998 shares of its common stock that were being held in escrow. Of the 4,999,998 released shares, 4,749,998 of these shares were released to the Company for cancellation, and 250,000 of these shares were released to an ex-director of the Company for the transfer of the mineral claims to the Company.

In addition, pursuant to the terms of a Share Purchase Agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director of the Company, the Company acquired a 100% interest in SCRN Properties Ltd. (SCRN), a Delaware corporation, the sole asset of which consisted of mineral claims located in the Rio Negro Province of the Republic of Argentina, known as the SCRN Property , for total consideration of 833,333 common shares of the Company (subsequently increased, as a result of a stock dividend, to 2,499,999). The shares have been issued and were subject to an Escrow Agreement dated March 2, 2004.

The Mineral Property Acquisition Agreement and the Share Purchase Agreement also provide for an area of interest such that, in the event that the vendor records any property claims within five (5) kilometers of the boundaries of either the Dyakowski Property or the SCRN Property, such claims will become subject to the respective agreements.

d)	Storm Cat Project

Pursuant to the terms of a mineral property acquisition agreement, dated February 20, 2004, between the Company and an affiliate of an ex-director, the Company paid approximately $7,528 (CDN$10,000) to acquire a 100% interest in mineral claims located in the Santa Cruz and Rio Negro Provinces of the Republic of Argentina, known as the Storm Cat Property. Subsequent to acquisition of these properties, the Company has accounted for expenditures by province. The Company wrote off the acquisition costs in a prior year.

e)	British Columbia Claim

On June 7, 2010, the Company acquired a group of three contiguous mineral tenures known as the Clapperton Property, covering an aggregate of approximately 825 hectares of land located in south central British Columbia, Canada, approximately 25 kilometers northeast of the town of Merritt, British Columbia. The total purchase amount was $324. On May 25, 2011, the Company made a cash-in-lieu payment of approximately $3,781 (CDN$3,632) which advances the expiry date of the three mineral tenures to June 7, 2012.

Mineral property interests expense reflected in the accompanying consolidated statements of operations relates to the following projects:

				December
		Years		21, 2001
		Ended		(Inception) to
		January 31,		January 31,
	2012	2011	2010	2012

Pinguino Project:
Assaying, testing and analysis	$365,814	$147,444	$168,505	$1,081,210
Camp and field supplies	1,674,527	601,174	260,175	3,910,246
Claim maintenance	49,059	28,602	8,413	96,049
Drilling	3,020,527	1,443,459	264,996	8,632,403
Engineering	175,122	131,160	-	306,282
Environmental	139,647	-	-	139,647
Geological and geophysical	261,902	230,050	140,354	1,306,039
Metallurgical	1,064	69,437	-	70,501
Travel and accommodation	94,693	48,940	32,057	271,589
	5,782,355	2,700,266	874,500	15,813,966
Condor Project:
Camp and field supplies	26,097	-	-	26,295
Claim maintenance	18,858	-	-	26,386
Geological and geophysical	90,615	-	-	94,800
	135,570	-	-	147,481
Contreras Project:
Assaying, testing and analysis	-	60,247	-	60,247
Camp and field supplies	1,548	169,916	-	171,464
Claim maintenance	-	-	3,819	21,851
Geological and geophysical	98,129	33,830	-	131,959
Travel and accommodation	-	28,814	-	28,814
	96,677	292,807	3,819	414,335
Rio Negro Project:
Camp and field supplies	-	-	-	51,836
Claim maintenance	5,822	-	7,108	12,930
Geological and geophysical	-	-	212	39,833
Travel and accommodation	-	303	-	9,917
	5,822	303	7,320	114,516

Other:	3,781	324	-	35,510

	$6,027,205	$2,993,700	$885,639	$16,525,808

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	Year	Year
	Ended	Ended
	January	January
	31, 2012	31, 2011

Accounts payable	$455,012	$170,632
Accrued liabilities	43,734	21,294
Accrued professional fees	34,902	49,229
Accrued taxes and related interest	88,429	-
Accrued mineral property interests	-	229,759
	$622,077	$470,914

RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 6 - RELATED PARTY TRANSACTIONS

Director and officer consulting fees for the year ended January 31, 2012, were $1,143,675 (2011 - $1,011,673 ; 2010 – $702,825) including stock based compensation of $431,949 (2011 - $509,408 ; 2010 – $476,592). As at January 31, 2012 the Company owed directors and officers $28,425 (2011 - $247,306). All balances owing were unsecured, non-interest bearing and had no fixed terms of repayment. Details of the related party transactions and balances, are as follows:

a)

During the year ended January 31, 2012, the Company paid or accrued consulting fees of $3,594 (2011 - $43,998 ; 2010 – $25,329) and recorded stock based compensation of $nil (2011 - $71,199 ; 2010 - $17,492) to a former officer of the Company. As at January 31, 2012, the Company owed this consultant $nil (2011-$3,911).

b)

On September 1, 2009, with retroactive effect to August 1, 2009, the Company entered into a two year consulting agreement with its former President and Frontera Geological Services Ltd., (Frontera) a company wholly-owned by its former President whereby the Company agreed to pay a consulting fee for services ordinarily provided by a Chief Executive Officer of approximately $12,500 (CDN$12,500) per month plus sales tax and agreed to issue to this director options to purchase 100,000 shares of common stock (granted September 3, 2009). Under the terms of the agreement, certain bonuses were payable, pending the achievement of certain equity targets to be reached prior to August 1, 2010. None of the equity targets were reached prior to August 1, 2010. However, on February 10, 2011, pursuant to Board approval, the Company paid Frontera a discretionary cash bonus related to fiscal 2011 of approximately $200,000 (CDN$200,000), plus sales tax of approximately $24,000 (CDN$24,000).

On August 1, 2011, the Company renewed its consulting agreement with its former President and Frontera Geological Services Ltd., (Frontera) for a term of one year whereby the Company agreed to pay a consulting fee for services ordinarily provided by a Chief Executive Officer of approximately $12,500 (CDN$12,500) per month plus sales tax.

During the year ended January 31, 2012 in addition to the approximately $224,000 paid to Frontera, the Company paid or accrued consulting fees of $373,696 plus sales tax (including severance of approximately $225,000 (CDN$225,000) plus sales tax), (2011 - $359,416 ; 2010 – $122,394) and recorded stock based compensation of $1,560 (2011 - $29,226 ; 2010 - $nil) related to this consulting agreement and a predecessor agreement.

c)

At January 31, 2012, the Company was indebted to a director and officer of this Company in the amount of $nil (2011 - $230,723). On January 7, 2011 the Company entered into a one year consulting agreement with a company controlled by the Company’s Chief Financial Officer whereby it agreed to pay a consulting fee for services ordinarily provided by a Chief Financial Officer of approximately $12,500 (CDN$12,500) per month plus sales tax. In addition, on January 7, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Chief Financial Officer to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $0.80 per share, for a three (3) year term expiring January 7, 2014. During March, 2012, pursuant to Board approval, the Company paid this company a discretionary cash bonus of approximately $10,000 (CDN$10,000) plus sales tax. Effective January 1, 2012 the Company renewed the consulting agreement for one year and increased the monthly consulting fee to approximately $15,000 (CDN$15,000) per month plus sales tax.

During the year ended January 31, 2012, the Company paid or accrued consulting fees of $167,098 (2011 - $9,538 ; 2010 - $nil) and recorded stock based compensation of $135,649 (2011 - $nil ; 2010 - $nil) related to this consulting agreement. At January 31, 2012 and 2011, the Company was indebted to an officer of this Company in the respective amounts of $16,744 and $12,672. On August 24, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to a company jointly controlled by the Company’s Chief Financial Officer to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vest in four installments over 12 months on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012.

d)

On March 11, 2011, the Company entered into a consulting agreement with a company controlled by the Company’s Executive Vice President of Corporate Development whereby it agreed to pay a monthly consulting fee for services ordinarily provided by an Executive Vice President of Corporate Development of approximately $12,500 (CDN$12,500) plus sales tax. In addition, on March 11, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $1.04 per share, for a three (3) year term expiring March 11, 2014. The options are to vest in four installments over 12 months on June 1, 2011, September 1, 2011, December 1, 2011 and March 1, 2012. During the year ended January 31, 2012, the Company paid or accrued consulting fees of $143,126 (2011 - $nil ; 2010 - $nil) and recorded stock based compensation of $150,625 (2011 - $nil ; 2010 - $nil) related to this consulting agreement. At January 31, 2012 and 2011, the Company was indebted to an officer of this Company in the respective amounts of $11,681 and $nil. On August 24, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to a company jointly control by the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vest in four installments over 12 months on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012. Effective March 1, 2012 the Company renewed the consulting agreement for one year and increased the monthly consulting fee to approximately $15,000 (CDN$15,000) per month plus sales tax. In addition, effective January 20, 2012, the VP Corporate Development assumed the additional role of interim President of the Company for which he is being compensated an additional fee of approximately $2,500 (CDN$2,500) per month.

e)

On July 14, 2009, the Company entered into a one year consulting agreement with an officer and a company controlled by this officer whereby the Company agreed to pay a consulting fee for services consistent with those ordinarily provided by an Executive Vice President of Corporate Development of approximately $12,500 (CDN$12,500) plus sales tax per month and agreed to issue to this officer options to purchase 1,000,000 shares of common stock at an exercise price of $0.60 per share for three years (granted July 14, 2009). Under the terms of the agreement, certain bonuses were payable, pending the achievement of certain equity targets to be reached prior to July 14, 2010. None of the equity targets were reached and consequently no bonus was paid or payable.

During the year ended January 31, 2012 the Company paid consulting fees of $nil (2011 - $73,398 ; 2010 - $78,510) and recorded stock based compensation of $nil (2011 - $162,085 ; 2010 - $153,593) to this company. At January 31, 2012 the Company was indebted to this company in the amount of $nil (2011 - $nil). Effective July 14, 2010, the officer resigned as the Company’s Executive Vice President of Corporate Development (note 7).

f)

During the year ended January 31, 2012, the Company paid aggregate director fees of approximately $26,205 (CDN$25,000) (2011 - $nil ; 2010 - $nil) to five directors and recorded stock based compensation of $144,115 (2011 - $246,897 ; 2010 - $144,009) related to stock options granted to one director (2011 - three other directors).

g)

During the year ended January 31, 2012, the Company paid (recovered) consulting fees of ($1,993) (2011 - $15,916 ; 2010 - $nil) and recorded stock based compensation of $144,115 (2011 –$104,500 ; 2010 - $nil) to a Director and paid another director $nil for geological services (2011-$18,381 ; 2010 - $nil).

h)	During the year ended January 31, 2012, the Company recorded stock based compensation of $nil (2011 - $142,397 ; 2010 - $144,007) related to stock options granted to two other directors.

i)

On July 25, 2011 the Company entered into a rental agreement for office space in La Plata, Argentina with a consultant of the Company, for the period July 2011 to June 2014 at a cost of $2,500 per month. During the year ended January 31, 2012, the Company paid $14,091 and owed $1,250 ( 2011 and 2010 – $nil).

During the year ended January 31, 2012, the Company’s directors and officers exercised a total of 1,042,500 (2011 - 333,334) stock options for $478,700 and exercised nil warrants (2011 – 775,000) warrants for $nil (2011-$116,000).

Additional related party transactions are disclosed in note 7 to these financial statements.

CAPITAL STOCK	12 Months Ended
Jan. 31, 2012
CAPITAL STOCK [Text Block]

NOTE 7 – CAPITAL STOCK

Stock Transactions

From April to June 2005, 2,000 non-voting Series A convertible preferred shares were converted into 2,222,223 common shares.

During June 2005, the Company issued 666,667 Units at a price of $0.30 per Unit for total proceeds of $200,000. Each Unit was comprised of one common share and a warrant to purchase one additional common share at $0.40 per share until June 30, 2007.

In August 2005, 4,749,998 escrowed shares were returned to the treasury and cancelled.

In March 2006, the Company issued 833,333 common shares on the conversion of a $250,000 promissory note.

In July 2006, the Company issued 200,000 common shares for proceeds of $50,000 on the exercise of stock options.

Between October 2, 2006 and January 18, 2007, the Company completed six private placements and issued an aggregate of 1,534,500 units for gross proceeds of $1,534,500. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.75 per share on or before 24 months from the date of issuance. In the case of each private placement, each whole warrant entitled the holder to purchase one additional common at a purchase price of $1.75 for a period of 24 months from the closing date; provided, however, that if at any time the average closing price for shares of the Company’s common stock on either the TSX Venture Exchange in Canada or the OTC-Bulletin Board in the United States exceeds $2.25 for a period of 20 trading days or more, the Company shall have the right, upon written notice to the subscriber, to reduce the exercise period of the warrants to a period of 30 days beginning on the date of the written notice. The Company incurred aggregate expenses of $78,750 in the form of finder’s fees and other expenses for net proceeds of $1,455,750 for these six private placements.

On December 13, 2006, the Company issued 30,000 common shares to two employees as a bonus. The fair value of these shares at the date of issuance was $49,500.

On February 27, 2007, the Company completed a private placement and issued 130,720 units for gross proceeds of $156,864. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.85 per share on or before February 27, 2009. The Company incurred share issue costs of $12,708, including finder’s fees in the amount of $11,340, in relation to the private placement.

Between March 12, 2007 and April 2, 2007 the Company issued 666,667 common shares for proceeds of $214,667 on the exercise of stock options.

On May 31, 2007, the Company issued 666,667 common shares for proceeds of $266,667 on the exercise of 666,667 warrants.

On June 7, 2007, the Company issued 3,720,776 common shares on the conversion of three promissory notes with an aggregate face value of $1,250,000 and aggregate accrued interest of $140,068.

On July 4, 2007, the Company completed a private placement and issued 1,800,000 units for gross proceeds of $2,070,000. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.50 per share on or before July 4, 2009.

On August 7, 2007, the Company issued 180,000 units to a finder in payment of a finder’s fee pursuant to a finders’ fee agreement dated July 27, 2007. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole common share purchase warrant was exercisable into one common share at a price of $1.50 per warrant share until July 4, 2009. This finder’s fee was paid for services rendered by the finder, a registered broker-dealer, for services rendered in connection with a private placement with a qualified institutional buyer that the Company completed on July 4, 2007. Between March 20, 2008 and March 25, 2008, the Company completed two brokered private placements and one non-brokered private placement and issued 3,080,000 units for gross proceeds of $3,850,000. Each unit consisted of one common share and one-half of one non-transferable share purchase warrant exercisable at $1.60 for a period of 18 months. The Company paid cash commissions of $330,893 to an agent and co-operating broker as a commission and $5,000 for a finder’s fee for services rendered in the transaction. The agent applied $92,500 of this cash commission towards the purchase of an additional 74,000 units, which were issued at the same terms as the units issued in the brokered private placement.

Between March 20, 2008 and March 25, 2008, the Company issued an aggregate of 270,000 agent’s warrants to the agent and a co-operating broker as a commission for the proceeds raised by the agent and the co-operating broker in the brokered private placement. Each agent’s warrant entitled the holder to purchase one common share of the Company’s common stock at an exercise price of $1.30 for a period of 18 months. The agent’s warrants were valued, using the Black Scholes valuation model, at $87,934 and recorded as a cost of capital. The assumptions used in the Black Scholes model were: risk free interest rate – 2.6% -2.7%; expected life of the warrants – 1-1.5 years; annualized volatility – 44%-63%; and dividend rate – 0%.

On March 25, 2008, the Company issued 25,000 share purchase warrants to a Canadian agent as part of the consideration for the Canadian agent’s services in acting as the Company’s sponsor regarding the Company’s listing application to the Canadian TSX Venture Stock Exchange. These share purchase warrants entitled the holder to purchase one share of the Company’s common stock at a price of $1.34 until March 25, 2009. The agent’s warrants were valued, using the Black Scholes valuation model, at $5,559 and recorded as a cost of capital. The assumptions used in the Black Scholes model were: risk free interest rate – 2.7%; expected life of the warrants – 1 year; annualized volatility – 39%; and dividend rate – 0%.

On January 15, 2009, the Company sold an aggregate of 1,125,000 units to five Company directors for a purchase price of $0.10 for aggregate gross proceeds of $112,500. Each unit consisted of one common share and one non-transferable common share purchase warrant. Each of the share purchase warrants entitled the holder to purchase one additional common share of our company at an exercise price of $0.15 until their expiration date of January 15, 2011.

Between March 29 and April 7, 2009, the Company issued an aggregate of 200,000 common shares to a director on the exercise of 200,000 stock options for aggregate proceeds of $50,000 (note 6).

On each of April 24, 2009 and May 22, 2009, the Company completed a private placement and issued an aggregate of 1,913,116 units for gross proceeds of $593,500. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.45 for a period of 24 months from the date of issuance.

On May 28, 2009, the Company issued 500,000 units on the conversion of a $50,000 convertible debenture. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.15 for a period of 24 months expiring on May 28, 2011.

Between June 5, 2009 and October 13, 2009, the Company issued an aggregate of 350,000 shares of common stock to two of its directors for proceeds of $52,500 on the exercise of warrants (note 6).

Between June 18, 2009 and July 13, 2009, the Company completed two private placements and issued an aggregate of 1,182,272 units for gross proceeds of $650,250. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.65 for a period of 24 months expiring on June 18, 2011.

On October 2, 2009, the Company issued 75,000 shares of common stock for proceeds of $28,000 on the exercise of stock options.

On November 12, 2009, the Company issued 1,000,000 units on conversion of two $50,000 convertible debentures. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.15 for a period of 24 months expiring on November 12, 2011.

On November 27, 2009, the Company completed a brokered private placement of 5,960,813 units at a price of CDN$0.70 ($0.662) per unit for gross proceeds of CDN$4,172,570 ($3,940,038). Each unit consisted of one common share of the Company’s common stock and one-half of one non-transferable common share purchase warrant. Each warrant entitles the purchaser to purchase one additional common share of the Company at a price of CDN$0.90 ($0.90) for a period of two years after closing, subject to early expiration in the event that the common shares of the Company trade on the TSX-V or the OTCBB with an average closing price greater than CDN$1.25 ($1.25) for a period of 30 consecutive trading days. We also paid a cash commission of 6% or CDN$250,354 ($236,760) to an agent for services rendered in the closing of the private placement.

On November 27, 2009, the Company issued an aggregate of 357,648 non-transferrable broker warrants to the brokers as a commission for the proceeds raised by the brokers in the brokered private placement. Each brokers warrant entitled the holder to purchase one common share of the Company’s common stock at an exercise price of CDN$0.72 ($0.68) for a period of 1ye ar. The agent’s warrants were valued, using the Black Scholes valuation model, at $145,488 and recorded as a cost of capital. The assumptions used in the Black Scholes model were: risk free interest rate – 1.03%; expected life of the warrants 1 year; annualized volatility – 120%; and dividend rate – 0%.

On February 2, 2010, the Company issued a total of 75,000 shares of its common stock at $0.62 per share for proceeds of $46,500 on the exercise of 75,000 stock options.

On February 2, 2010, the Company issued 40,000 shares of its common stock at $0.25 per share to a director for proceeds of $10,000 on the exercise of 40,000 stock options.

During the year ended January 31, 2011, the Company issued an aggregate of 775,000 shares of its common stock at $0.15 per share to two directors, to a company controlled by one the Company’s directors and to the spouse of one of the Company’s directors for proceeds of $116,250 on the exercise of 775,000 warrants.

Between June 21, 2010 and July 16, 2010, the Company issued an aggregate of 183,334 shares of its common stock at $0.25 per share for proceeds of $45,834 on the exercise of 183,334 stock options. 133,334 of the options exercised were exercised by one of the Company’s directors (note 6).

On September 27, 2010, the Company issued a total of 214,588 shares of its common stock at $0.702 (CDN$0.72) for proceeds of $150,212 on the exercise of 214,588 warrants.

On October 26, 2010, the Company completed a private placement and issued 10,804,706 units for gross proceeds of $7,120,069. Each unit consisted of one share of common stock and one common stock purchase warrant exercisable at $1.11 (CDN$1.14) for a period of five years expiring on October 26, 2015.

On October 28, 2010, the Company issued a total of 43,540 shares of its common stock at $0.706 (CDN$0.72) for proceeds of $30,477 on the exercise of 43,540 warrants.

On November 3, 2010, the Company issued 170,000 shares of its common stock at $0.45 per share for proceeds of $76,500 on the exercise of 170,000 warrants.

Between November 3, 2010 and January 12, 2011, the Company issued an aggregate of 200,000 shares of its common stock at $0.65 per share for proceeds of $130,000 on the exercise of 200,000 warrants.

On December 22, 2010, the Company issued 140,000 shares of its common stock at $0.37 per share to a director for proceeds of $51,800 on the exercise of 140,000 stock options (note 6).

On December 30, 2010, the Company issued 20,000 shares of its common stock at $0.49 per share to a director for proceeds of $9,800 on the exercise of 20,000 stock options (note 6).

On August 19, 2011, the Company closed a "bought-deal" offering in which it sold 8,700,000 units at a price of approximately $1.16 (CDN$1.15) per unit for gross proceeds of $10,120,058 (CDN$10,005,000) and net cash proceeds of $9,134,809. Each unit consists of one common share and one-half of one non-transferable common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for approximately $1.60 (CDN$1.60) until August 19, 2013.

Pursuant to the terms of the underwriting agreement, the underwriters collectively received an aggregate cash commission equal to 6% of the gross proceeds or $607,203 (CDN$600,300) and 522,000 broker warrants. Each broker warrant entitles the holder to purchase one unit at approximately (CDN$1.15) until August 19, 2013. The fair value of the broker’s warrants was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate - 0.87%, expected dividend yield- 0%, volatility factor - 77.5%, and expected life - 2 years. Using these assumptions, the fair value of these broker warrants granted amounted to $124,343. This amount has been recorded as a reduction to common stock and credited to additional paid-in capital. In addition, the underwriters were granted an over-allotment option to purchase up to an additional 1,305,000 units at approximately $1.15 (CDN$1.15) per unit and/or up to an additional 652,500 warrants, or any combination thereof, to cover over-allotments.

On August 30, 2011, the Company issued 300,000 shares of its common stock at $0.37 per share to its former President for proceeds of $111,000 on the exercise of 300,000 stock options (note 6).

On September 20, 2011, the Company issued 200,000 shares of its common stock at $0.37 per share to a former consultant of the Company for proceeds of $74,000 on the exercise of 200,000 stock options.

On November 2, 2011, the Company issued 100,000 shares of its common stock at $0.37 per share to its former President for proceeds of $37,000 on the exercise of 100,000 stock options (note 6).

Share purchase warrants

Share purchase warrant transactions are summarized as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance at January 31, 2009	4,960,637	$1.17
Issued	7,933,443	0.58
Exercised	(500,000)	0.24
Expired	(2,935,637)	1.54
Balance at January 31, 2010	9,458,443	0.61
Issued	10,804,706	1.14
Exercised	(1,403,128)	0.36
Expired	(99,520)	0.72
Balance at January 31, 2011	18,760,501	$0.94
Issued	5,524,500	1.56
Exercised	(4,906,895)	0.50
Expired	(2,148,900)	0.85
Balance at January 31, 2012	17,229,206	$1.28

At January 31, 2012, the following share purchase warrants were outstanding and exercisable:

Number of	Exercise
Warrants	Price	Expiry Date
900,000	$1.25	April 11, 2012
5,002,500	$1.60 (CDN$1.60)	August 19, 2013
522,000	$1.15 (CDN$1.15)	August 19, 2013
10,804,706	$1.14 (CDN$1.14)	October 26, 2015
17,229,206

On September 15, 2011, the underwriter exercised the over-allotment option to purchase 652,500 additional warrants at a price of $0.082 per additional warrant for gross proceeds of $54,377(CDN$53,505) and net proceeds of $44,788. Pursuant to the terms of the underwriting agreement, the underwriters collectively received an aggregate cash commission equal to 6% of the gross proceeds or $3,263 (CDN$3,210).

Stock Options

On November 10, 2007, the board of directors approved the adoption of the 2007 Stock Option Plan which permits the Company to issue up to 5,662,310 shares of common stock to Company directors, officers, employees and consultants. The 2007 Stock Option Plan was approved by TSX Venture stock exchange and by the stockholders in September 2008.

On February 10, 2009, the board of directors granted 1,385,000 stock options. Of these stock options a total of 1,150,000 were issued to three directors, a total of 35,000 were issued to two employees and 200,000 were issued to an investor relations firm. These stock options are exercisable at $0.37, expire in five years on February 10, 2014 and vest in accordance with the Company’s stock option plan at 346,250 stock options each quarter. These stock options were valued, using the Black Scholes valuation model, at $377,501 which is being recorded in consulting and investor relations fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 1.18%; expected life of the options – 5 years; annualized volatility – 98%; and dividend rate – 0%.

On July 14, 2009, the Company granted 1,000,000 stock options to an officer in accordance with the terms of a consulting agreement. These stock options are exercisable at $0.60, expire in three years on July 14, 2012 and vest in four installments each in the amount of 250,000 stock options on January 14, 2010, April 14, 2010, July 14, 2010 and January 14, 2011. These stock options were valued, using the Black Scholes valuation model, at $341,623 which is being recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 1.29%; expected life of the options – 3 years; annualized volatility – 89%; and dividend rate – 0%.

On September 2, 2009, the Company granted 100,000 stock options to a director in consideration for services rendered. These stock options are exercisable at $0.675, expire on in three years on September 2, 2012 and vest in four installments each in the amount of 25,000 stock options on March 2, 2010, June 2, 2010, September 2, 2010 and March 2, 2011. The stock options were valued, using the Black Scholes valuation model, at $38,968 which is being recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 1.15%; expected life of the options – 3 years; annualized volatility – 90%; and dividend rate – 0%.

On January 19, 2010, the Company granted 550,000 stock options. Of these stock options, a total of 300,000 were granted to two directors, 150,000 to an officer and 100,000 to a consultant. These stock options are exercisable at $0.855, expire in five years on January 19, 2015 and vest in accordance with the Company’s stock option plan at 137,500 stock options each quarter. These stock options were valued, using the Black Scholes valuation model, at $325,198 which is being recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 1.25%; expected life of the options – 5 years; annualized volatility – 88%; and dividend rate – 0%.

On May 11, 2010, the Company granted 400,000 stock options to a director. These stock options are exercisable at approximately $0.64 (CDN$0.64), expire in five years on May 11, 2015 and vest in accordance with the Company’s stock option plan at 100,000 stock options each quarter. These stock options were valued, using the Black Scholes valuation model, at $248,616 which is being recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 2.65%; expected life of the options – 5 years; annualized volatility – 93%; and dividend rate – 0%.

On January 7, 2011, the Company granted 150,000 stock options to an officer of the Company. These stock options are exercisable at $0.80, expire on January 14, 2014 and vest in accordance with the Company’s stock option plan at 37,500 stock options each quarter. The fair value of these stock options was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate – 2.19%, expected dividend yield- 0%, volatility factor - 96%, and expected life - 3 years. Using these assumptions, the fair value of these stock options granted amounted to $72,435.

On March 11, 2011, the Company granted 150,000 stock options to an officer of the Company. These stock options are exercisable at $1.04, expire on March 11, 2014 and vest in accordance with the Company’s stock option plan at 37,500 stock options on each of June 1, 2011, September 1, 2011, December 1, 2011 and March 1, 2012. The fair value of these stock options was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate – 2.19%, expected dividend yield- 0%, volatility factor - 96%, and expected life - 3 years. Using these assumptions, the fair value of these stock options granted amounted to $95,049.

Between August 24 and August 29, 2011, the Company granted options to purchase an aggregate total of 1,500,000 shares of its common stock to two officers, 14 employees and consultants of the Company. These stock options are exercisable at approximately $1.15 (CDN$1.15) per share and expire between August 23 and August 28, 2016 and vest in accordance with the Company’s stock option plan and 337,500 of these stock options vest on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012, and 25,000 of these stock options vest on November 29, 2011, February 29, 2012, May 29, 2012, August 29, 2012, November 29, 2012 and February 28, 2013. The fair value of these stock options was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate – 1.6%, expected dividend yield- 0%, volatility factor - 86%, and expected life - 5 years. Using these assumptions, the fair value of these stock options granted amounted to $761,695.

Stock option transactions are summarized as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price

Balance at January 31, 2009	1,833,334	$0.50
Granted	3,035,000	0.54
Exercised	(275,000)	0.28
Expired	(200,000)	0.25
Balance at January 31, 2010	4,393,334	0.56
Granted	550,000	0.67
Exercised	(458,334)	0.36
Expired	(1,015,000)	0.60
Balance at January 31, 2011	3,470,000	$0.59
Granted	1,650,000	1.15
Exercised	(1,242,500)	0.44
Expired	(300,000)	1.10
Balance at January 31, 2012	3,577,500	$0.85

The weighted average fair value per stock option granted during the year ended January 31, 2012 was $0.52 (2011- $0.58 ; 2010 - $0.36) .

At January 31, 2012, the following stock options were outstanding:

Number of	Exercise
Stock Options	Price	Expiry Date
100,000	$0.675	September 1, 2012
100,000	$1.13	November 13, 2012
60,000	$0.25	March 26, 2013
150,000	$0.35	October 28, 2013
137,500	$0.80	January 7, 2014
580,000	$0.37	February 10, 2014
150,000	$1.04	March 11, 2014
400,000	$0.855	January 19, 2015
400,000	$0.64 (CDN$0.64)	May 10, 2015
1,350,000	$1.15 (CDN$1.15)	August 23, 2016
150,000	$1.15 (CDN$1.15)	August 28, 2016
3,577,500

The fair value of stock options granted during the year ended January 31, 2012 was $856,744 (2011 - $321,051 ; 2010 - $1,083,289) which is being recognized over the options vesting periods. At January 31, 2012, 1,212,500 (2011 – 2,995,000) stock options were exercisable.

Total stock-based compensation recognized during the year ended January 31, 2012 was $647,382 (2011 -$556,875 ; 2010 - $566,923). Stock-based compensation has been recorded in the consolidated statements of operations as follows, with corresponding additional paid-in capital recorded in stockholders' equity:

	Year	Year	Year
	Ended	Ended	Ended
	January	January	January
	31, 2012	31, 2011	31, 2010
Consulting fees	$509,196	$556,875	$512,411
Investor relations	-	-	54,512
Mineral property interests	105,212	-	-
Salaries and benefits	32,974	-	-
	$647,382	$556,875	$566,923

The following range of weighted average assumptions were used for the Black-Scholes valuations of stock options granted during the year:

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2012	2011	2010
Risk-free interest rate	1.31-2.19%	1.69-2.65%	1.23%
Expected life of options	3-5 years	3-5 years	4.28 years
Annualized volatility	86-96%	93-96%	93%
Dividend rate	0%	0%	0%

As at January 31, 2012, the aggregate intrinsic value of all outstanding, vested stock options and exercised stock options was $693,150 (2011-$1,495,400).

SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2012
SEGMENTED INFORMATION [Text Block]

NOTE 8 - SEGMENTED INFORMATION

At January 31, 2012 and 2011, the Company and its subsidiary operated in two reportable segments. Identifiable assets and net loss in each geographic area are as follows:

	January 31,	January 31,
	2012	2011

Identifiable assets
Canada	$9,297,302	$6,035,574
Argentina	1,349,008	927,594
	$10,646,310	$6,963,168

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2012	2011	2010

Net loss for the year
Canada	$2,569,352	$1,775,834	$1,628,987
Argentina	6,429,030	3,388,364	1,029,309
	$8,998,382	$5,164,198	$2,658,296

FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 31, 2012
FINANCIAL INSTRUMENTS [Text Block]

NOTE 9 – FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Fair Value of Financial Instruments

The Company accounts for the fair value measurement and disclosure of financial instruments in accordance with FASB ASC topic 820 which requires a publicly traded company to include disclosures about the fair value of its financial instruments whenever it issues summarized financial information for reporting periods. Such disclosures include the fair value of all financial instruments, for which it is practicable to estimate that value, whether recognized or not recognized in the consolidated financial statements; the related carrying amount of these financial instruments; and the method(s) and significant assumptions used to estimate the fair value.

The carrying values and fair values of the Company’s financial instruments were as follows:

		January 31, 2012		January 31, 2011
		Carrying	Fair	Carrying	Fair
	Level	value	value	value	value
Cash and cash equivalents	Level 1	$9,249,307	$9,249,307	$5,965,362	$5,965,365
Receivables	Level 2	$67,093	$67,093	$33,102	$33,102
Accounts payable	Level 2	$622,077	$622,077	$470,914	$470,914
Due to related parties	Level 2	$28,425	$28,425	$247,306	$247,306

The carrying amount approximates fair value because of the short maturity of the instruments.

Risk Management

The Company’s activities expose it to credit, liquidity and market risks, which is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of the changes in market prices. Market risk includes foreign exchange risk, interest rate risk and other price risk. The Company does not participate in the use of financial instruments to mitigate these risks and has no designated hedging transactions. The Board approves and monitors the risk management processes. The Board’s main objectives for managing risks are to ensure liquidity, the fulfillment of obligations, the continued exploration of the Company’s mineral properties, and to limit exposure to risks. The types of risk exposure and the way in which such exposures are attempted to be managed are as follows:

Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is primarily attributable to its cash. The Company maintains its Canadian and U.S. cash in major chartered Canadian bank deposit accounts and major Canadian credit unions and in certain financial instruments such as bankers’ acceptances and term deposits. The Company’s bank deposit account is insured by the Canadian Deposit Insurance Corporation up to $100,000 and funds in its credit union accounts are guaranteed by the provincial government of British Columbia. The Company’s Canadian dollar bank account balance, at times, may exceed federally insured limits. The Company maintains its Argentinean pesos in an Argentinean bank deposit account. The Company keeps its Argentinean peso bank deposit account balance within federally insured limits. As part of the Company’s cash management process, management performs periodic evaluations of the relative credit standing of these financial institutions. The Company has not lost any cash and does not believe its cash is exposed to any significant credit risk.

At January 31, 2012 and 2011, the Company had approximately $1,924,000 and $699,000, respectively in U.S. cash, $1,793,000 and $267,000 in Canadian cash and approximately $5.5 million and $5.9 million, respectively in Canadian dollar term deposits guaranteed by the provincial government of British Columbia.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure, more specifically, the issuance of new common shares, to ensure there is sufficient capital in order to meet short term business requirements, after taking into account the Company’s holdings of cash and potential equity financing opportunities. The Company believes that these sources will be sufficient to cover the known short and long-term requirements at this time. There is no assurance that potential equity financing opportunities will be available to meet these obligations.

Foreign Exchange Risk

The Company is subject to foreign exchange risk for purchases denominated in foreign currencies. The Company operates outside of the U.S. primarily in Argentina and Canada and the Company is exposed to foreign currency risk due to the fluctuation between the currencies in which the Company operates in and the United States Dollar. Foreign currency risk arises from the fluctuation of foreign exchange rates and the degree of volatility of these rates relative to the United States dollar. Management monitors its foreign currency balances and makes adjustments based on anticipated need for foreign currencies.

At January 31, 2012, the Company was exposed to foreign exchange risk through the following assets and liabilities denominated in foreign currencies:

	Argentinian
	Peso	CDN Dollar
Cash and cash equivalents	381,253	$7,292,591
Receivables	-	5,763
Accounts payable	(1,774,347)	(138,183)
Net exposure	(1,393,094)	$7,160,171

Based on the above net exposures, and assuming that all other variables remain constant, a 10% change in the value of the Argentinian Peso and the CDN Dollar against the U.S. Dollar would have resulted in an increase/decrease of approximately $683,571 in the net loss for the year ended January 31, 2012. As this sensitivity analysis does not take into account any variables other than foreign currency rate fluctuations, the above information may not fully reflect the foreign exchange risk of the assets and liabilities involved.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As the Company’s cash is held in non-interest bearing bank accounts and fixed rate interest bearing cash equivalents or short-term investments, management considers the interest rate risk to be limited.

Other Price Risk

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. The Company’s operations are all related to the minerals and mining industry. A reduction in mineral prices or other disturbances in the minerals market could have an adverse effect on the Company’s operations.

COMMITMENTS	12 Months Ended
Jan. 31, 2012
COMMITMENTS [Text Block]

NOTE 10 – COMMITMENTS

Lease Commitments

On December 8, 2010, the Company entered into a five year lease agreement, commencing January 1, 2011 at approximately $6,954 (CDN$6,954) per month for the first three years of the lease, and approximately $7,289 (CDN$7,289) per month for the last two years of the term. The lease also includes four months of free base rent.

On July 25, 2011 the Company entered into a rental agreement for office space in La Plata, Argentina with a consultant, for the period July 2011 to June 2014 at a cost of $2,500 per month.

At January 31, 2012, the minimum future lease payments under the Company’s operating leases are as follows:

2013	$105,205
2014	$117,594
2015	$100,094

Consulting Commitments

As disclosed in note 6 to these financial statements, effective January 1, 2012, the Company renewed a one year consulting agreement with a company controlled by an officer whereby the Company agreed to pay a consulting fee of approximately $15,000 (CDN$15,000) until December 31, 2012. (Note 7)

As disclosed in note 6 to these financial statements, effective March 1, 2012, the Company renewed a one year consulting agreement with a company controlled by an officer whereby the Company agreed to pay a consulting fee of approximately $15,000 (CDN$15,000) until February 28, 2012. In addition, this officer is entitled to an additional consulting fee of approximately $2,500 (CDN$2,500) per month while he serves as interim President of the Company.

At January 31, 2012, the minimum future payments under the Company’s consulting contracts are as follows:

2012	$330,000
2013	$15,000

INCOME TAXES	12 Months Ended
Jan. 31, 2012
INCOME TAXES [Text Block]

NOTE 11 – INCOME TAXES

Income tax expense has not been recognized for the years ended January 31, 2012, 2011 and 2010 and no taxes were payable at January 31, 2012 and 2011 as the Company has incurred losses since its inception. The actual income tax benefit differs from the expected amounts calculated by applying the combined income tax rates applicable in each jurisdiction to the Company’s loss before income taxes. The components of these differences are as follows:

	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,
	2012	2011	2010

Net loss for the year before income tax	$(8,998,382)	$(5,164,198)	$(2,658,296)
Combined federal and provincial tax rate	26%	34%	34%

Expected income tax recovery	(2,373,000)	(1,756,000)	(904,000)
Items not deductible for tax purposes	168,000	1,031,000	261,000
Adjustment to prior year’s net operating losses	-	76,000	-
Financing fees charged to equity	(247,000)	-	-
Effect of rate change	109,000	-	-
Net tax effect of assets recorded on re-domicile	(1,420,000)	-	-
Change in valuation allowance	3,763,000	649,000	643,000
Income tax provision	$-	$-	$-

At January 31, 2012 and 2011, the Company had the following deferred tax assets. The Company established a 100% valuation allowance, as management believes it is more likely than not that the deferred tax assets will not be realized.

	January 31,	January 31,
	2012	2011
Capital assets and cumulative eligible capital	$46,000	$-
Mineral resource expenditures	4,504,000	-
Financing costs	264,000	-
Non-capital losses	2,622,000	3,673,000
Less: valuation allowance	(7,436,000)	(3,673,000)
	$-	$-

The Company has mineral resources tax assets of $18,017,000. These tax assets may reduce resource income in future years, and the tax assets may be carried forward indefinitely under normal operating circumstances. The Company has available non-capital losses of $10,486,000 for Canadian income tax purposes. These losses may be carried forward to reduce taxable income in future years until they expire:

2015	$504,000
2026	905,000
2027	533,000
2028	583,000
2029	1,459,000
2030	2,120,000
2031	1,645,000
2032	2,737,000
$10,486,000

The non-capital losses available to carry forward in the United States as at January 31, 2011 expired as a result of the re-domicile of the Company to Canada from the United States on June 8, 2012 and its subsidiary on June 3, 2012.

SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2012
SUBSEQUENT EVENTS [Text Block]

NOTE 12 – SUBSEQUENT EVENTS

a)	Exercise of Stock Options

On February 2, 2012, a former director of the Company exercised 60,000 options to purchase common shares at an exercise price of $0.25 per share. On February 16, 2012, the Company’s former President exercised 160,000 options to purchase common shares at an exercise price of $0.37 per share and a former consultant exercised 20,000 options to purchase common shares at an exercise price of $0.37 per share. Accordingly, the Company issued 240,000 common shares for gross proceeds of $81,600.

b)	Expiration of Stock Options and Warrants

On February 20, 2012, 100,000 stock options exercisable at $0.675 and 100,000 stock options exercisable at $0.855 expired. On April 11, 2012, 900,000 warrants exercisable at $1.25 per share expired.